NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Maturities of Long-term Debt - USD ($)	Feb. 28, 2021	May 31, 2020
Schedule of Maturities of Long-term Debt [Abstract]
2021	$ 20,095,813	$ 0
2022	0	19,883,212
2023	0	0
2024	0	0
2025	0	0
Thereafter	0	0
Total	$ 20,095,813	$ 19,883,212